Non-trading securities - Fair Value of Residual contractual Maturity of Non-trading Securities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Non-trading debt securities [Line Items]
Non-trading debt securities, Total	¥ 870,812	¥ 948,180
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Non-trading debt securities, Total	263,322
Less than 1 year	23,543
1 to 5 years	150,072
5 to 10 years	70,079
More than 10 years	¥ 19,628